RISK MANAGEMENT (Details 9) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
1 Month [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	$ 396,178	$ 115,234	$ 29,839
1 - 3 Months [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	257,807	259,648	17,616
3 Months to 1 Year [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	462,015	467,075	106,155
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(6,418,945)	(6,504,266)	(1,823,957)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(577,488)	(1,890,606)	(375,365)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(2,229,619)	(3,042,768)	(658,190)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(831)	(831)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(374,333)	(302,491)	(178,329)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(3,207,101)	(1,267,570)	(523,745)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	819,878	(136,936)	313,295
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	819,878	(136,936)	313,295
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Resell Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(29,573)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	4,256,811	3,501,743	1,375,771
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	387,847	456,753	227,450
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	5,956	82,146	58,296
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	2,162,363	2,103,570	639,202
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	67,735	320,536	147,925
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	703,689	214,411	97,349
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	929,221	324,327	205,549
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLP | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(352,331)	(366,933)	(214,234)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(98,353)	(17,596)	(371)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(15,778)	(221,537)	(171,613)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(48,724)	(41,651)	(4,173)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(189,476)	(86,149)	(38,077)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(1,209,472)	(633,500)	88,477
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(1,209,472)	(633,500)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	481,000	460,596	340,027
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	520,449	498,761	248,695
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	22,633	3,792	81,786
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	(62,082)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	(41,957)	(41,957)	9,546
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | CLF | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(1,861,588)	(1,880,468)	(445,017)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(388,722)	(317,104)	(65,134)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(837,274)	(923,035)	(241,110)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(452,157)	(7,529)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(116,183)	(610,230)	(138,773)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(66,994)	(22,570)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	879,996	329,880	(229,775)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	879,996	329,880	(229,775)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Resell Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(258)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	702,899	979,846	535,528
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	392,669	349,543	143,224
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets		39,172
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	132,850	645,830	335,312
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	173	287
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	177,207	(54,986)	56,992
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | FX | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(3,184,891)	(4,229,588)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(1,490,776)	(1,759,415)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(350,584)	(930,983)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(24,653)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(669,363)	(740,891)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(674,168)	(773,646)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(233,772)	(41,422)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(233,772)	(41,422)
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,995,876	2,777,361
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	165,848	328,871
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	21,263	152,665
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,237,941	1,697,264
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	3,885	44,235
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	541,794	446,785
Interest Rate Risk [Member] | Banking Book [Member] | 1 Month [Member] | COP & UVR [Member] | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	25,145	107,541
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(1,147,278)	(1,196,757)	(518,933)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(83,941)		(47,417)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(989,646)	(1,190,542)	(471,444)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(7,952)	(4,710)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(30,483)	(1,505)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(30,483)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	456,293	(204,005)	157,511
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	456,293	(204,005)	157,511
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Resell Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(4,773)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	892,701	870,778	433,059
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	859,897	823,545	408,002
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	32,804	47,233	25,057
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLP | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(255,086)	(158,745)	(88,779)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(244,699)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(146,567)	(80,000)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(10,387)	(12,178)	(8,776)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities			(3)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	508,032	(290,901)	(202,459)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	508,032	(290,901)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	510,095	467,103	265,914
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	422,096	453,798	217,467
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	87,999	13,305	48,447
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | CLF | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(318,197)	(785,961)	(499,406)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities			(10,675)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(202,181)	(264,542)	(159,131)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(116,016)	(125,397)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(396,022)	(329,600)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(47,020)	264,544	74,931
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(47,020)	264,544	74,931
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Resell Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	263,710	774,212	426,188
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	263,597	774,108	426,188
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	79	104
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	34
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | FX | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(628,485)	(581,868)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(578,115)	(570,126)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(50,370)	(11,742)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	62,977	(24,828)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	62,977	(24,828)
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	579,940	610,840
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	522,042	602,867
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets		7,973
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 - 3 Months [Member] | COP & UVR [Member] | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	57,898
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(3,162,828)	(2,361,334)	(1,046,279)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(484,133)	(58,425)	(151,741)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(2,633,395)	(2,286,425)	(892,462)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(45,081)	(15,982)	(2,077)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(502)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	268,834	548,898	414,040
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	268,834	548,898	414,040
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Resell Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(219)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,688,269	2,160,430	740,858
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,614,115	2,126,992	701,133
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	74,154	33,438	39,725
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLP | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(423,122)	(1,087,649)	(609,756)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(123,995)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(498,559)	(494,159)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(262,792)	(542,146)	(59,318)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(36,335)	(46,944)	(56,279)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(817,140)	(864,344)	(189,140)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(817,140)	(864,344)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	2,008,605	2,112,730	957,214
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,786,914	2,019,088	874,598
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	221,691	93,642	82,616
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | CLF | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(539,389)	(1,179,179)	(452,259)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(7,959)	(34,114)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(526,101)	(322,601)	(169,009)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(13,288)	(469,452)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(379,167)	(249,136)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	70,834	461,844	9,984
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	70,834	461,844	9,984
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Resell Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	547,828	1,123,227	548,729
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	547,358	1,122,529	548,729
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	439	698
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	31
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | FX | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(686,080)	(765,798)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(635,840)	(631,854)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(50,240)	(133,944)
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(330,530)	220,845
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(330,530)	220,845
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	774,647	667,891
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	633,470	629,102
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	141,177	38,789
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 3 Months to 1 Year [Member] | COP & UVR [Member] | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(1,204,044)	(227,588)	(278,441)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(901,810)		(110,807)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(194,706)	(157,934)	(137,889)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(107,528)	(69,654)	(29,745)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(324,113)	(117,704)	(130,308)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(324,113)	(117,704)	(130,308)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,315,539	1,290,116
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,080,663	1,126,147
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	234,876	163,969
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLP | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(968,507)	(892,317)	(542,924)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(41,967)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(175,591)	(171,808)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(878,854)	(649,782)	(285,780)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(47,686)	(66,944)	(85,336)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(226,061)	(448,301)	(55,062)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(226,061)	(448,301)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	2,172,278	1,828,020	627,247
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,767,416	1,751,321	546,211
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	404,862	76,699	81,036
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | CLF | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(450,818)	(545,528)	(30,098)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities			(24,691)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(2,215)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(448,603)	(540,348)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(5,180)	(5,407)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	361,999	543,063	(630)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	361,999	543,063	(630)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Resell Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	33,258	31,486	22,657
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	20,963	22,872	22,657
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	12,283	8,614
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	12
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | FX | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(484,123)	(461,681)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(376,758)	(342,199)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(107,365)	(119,482)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	374,478	(8,233)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	374,478	(8,233)
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,014,376	761,052
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	619,269	695,626
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	395,107	65,426
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | 1 to 3 Years [Member] | COP & UVR [Member] | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(221,116)	(158,564)	(10,960)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(114)		(10,960)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(255)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(221,002)	(158,309)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(152,389)	48,800	(92,492)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(152,389)	48,800	(92,492)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	665,015	543,713	102,765
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	427,787	459,420	102,720
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	237,228	84,293	45
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLP | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(3,748,085)	(3,218,064)	(1,756,897)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(421,726)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities		(423,162)	(373,648)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(3,319,434)	(2,773,046)	(1,331,970)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(6,925)	(21,856)	(51,279)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(321,390)	233,496	(304,577)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(321,390)	233,496
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	3,891,622	3,977,336	2,133,207
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	3,804,979	3,931,531	2,133,207
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	86,643	45,805
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | CLF | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities			(5,389)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities			(5,389)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	6,409	(57,615)	(23,882)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	6,409	(57,615)	(23,882)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	11,851	34,326	16,207
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	10,761	22,093	$ 16,207
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	1,078	12,233
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	12
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | FX | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(303,755)	(309,997)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Current Accounts And Demand Deposits [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Time Deposits And Saving Accounts [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(140,162)	(101,967)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Debt Issued [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(163,593)	(208,030)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Other Liabilities [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Capital & Reserves [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Derivatives [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(95,155)	(83,679)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Derivative Financial Instruments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial liabilities	(95,155)	(83,679)
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	593,649	690,494
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Cash [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Repurchase Agreements [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Loans And Receivables From Customers, Net [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	531,424	508,008
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Financial Investments Available-For-Sale [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets	62,225	$ 182,486
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | PP&E and Intangible Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Other Assets [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets
Interest Rate Risk [Member] | Banking Book [Member] | More than 3 Years [Member] | COP & UVR [Member] | Held To Maturity Investments [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Financial assets